Convertible Loans (Details) - Schedule of convertible loans (Parentheticals)	Dec. 31, 2020 USD ($)
Convertible Debt [Member]
Convertible Loans (Details) - Schedule of convertible loans (Parentheticals) [Line Items]
Debt discount	$ 41,611